Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
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. COMMITMENTS AND CONTINGENCIES
Contingencies
The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (see Note 18). In April 2020, Tracon issued a notice of disputes with respect to the TJD5 Agreement and the BsAbs Agreement. As of the date of this report, these disputes have not been resolved (see Note 18). As of December 31, 2020, the Group did not record any liabilities for these disputes. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or  possible loss, if any.
The Group did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2020.